Summary of Changes to Restructuring-Related Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Balance, beginning	$ 22	$ 13	$ 2
Restructuring expense	26	61	38
Balance, ending	17	22	13
Personnel Related [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning				1
Balance, ending	14	17	12	1
Facility Related [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning				1
Balance, ending	3	5	1	1
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning				0
Balance, ending	0	0	0	0
Americas
Restructuring Cost and Reserve [Line Items]
Balance, beginning				1
Balance, ending	4	1	1	1
International
Restructuring Cost and Reserve [Line Items]
Balance, beginning				1
Balance, ending	13	21	12	1
2012 Truck Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense		21	1
Cash payment/utilization		(21)	(1)
2012 Truck Initiative [Member] | Personnel Related [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense		0	0
Cash payment/utilization		0	0
2012 Truck Initiative [Member] | Facility Related [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense		0	0
Cash payment/utilization		0	0
2012 Truck Initiative [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense		21	1
Cash payment/utilization		(21)	(1)
2012 Truck Initiative [Member] | Americas
Restructuring Cost and Reserve [Line Items]
Restructuring expense		21	1
Cash payment/utilization		(21)	1
2012 Truck Initiative [Member] | International
Restructuring Cost and Reserve [Line Items]
Restructuring expense		0	0
Cash payment/utilization		0	0
2011 Avis Europe Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense	21	40	37
Cash payment/utilization	(30)	(31)	(26)
2011 Avis Europe Restructuring [Member] | Personnel Related [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense	20	34	37
Cash payment/utilization	(27)	(29)	(26)
2011 Avis Europe Restructuring [Member] | Facility Related [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense	1	6	0
Cash payment/utilization	(3)	(2)	0
2011 Avis Europe Restructuring [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense	0	0	0
Cash payment/utilization	0	0	0
2011 Avis Europe Restructuring [Member] | Americas
Restructuring Cost and Reserve [Line Items]
Restructuring expense	4	7	1
Cash payment/utilization	(4)	(7)	(1)
2011 Avis Europe Restructuring [Member] | International
Restructuring Cost and Reserve [Line Items]
Restructuring expense	17	33	36
Cash payment/utilization	(26)	(24)	(25)
2014 T15 Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense	5
Cash payment/utilization	(1)
2014 T15 Initiative [Member] | Personnel Related [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense	5
Cash payment/utilization	(1)
2014 T15 Initiative [Member] | Facility Related [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense	0
Cash payment/utilization	0
2014 T15 Initiative [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense	0
Cash payment/utilization	0
2014 T15 Initiative [Member] | Americas
Restructuring Cost and Reserve [Line Items]
Restructuring expense	4
Cash payment/utilization	(1)
2014 T15 Initiative [Member] | International
Restructuring Cost and Reserve [Line Items]
Restructuring expense	1
Cash payment/utilization	$ 0